20. Restrictions on Cash	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Restrictions on Cash

The Federal Reserve Bank requires the Bank to maintain reserve balances. The total of those reserve balances including available vault cash at December 31, 2015 and 2014 was $3,892 and $9,455 respectively.